DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
Disclosure of discontinued operations [Abstract]
Disclosure of discontinued operations [text block]
NOTE 30. DISCONTINUED OPERATIONS

Compañía de financiamiento Tuya S.A is a private entity oriented to offer lines of credit directed to individuals, corporate credit cards, vehicle loan and payroll loans among others, as a result of which Tuya has achieved a significant market share position in the consumer loan market in Colombia.

On October 31, 2016 Bancolombia S.A, announced that, after obtaining all the required regulatory approvals, the sale agreement announced in a press release on July 1, 2015, pursuant to which Bancolombia S.A (“Bancolombia”), the Fondo de Empleados of Grupo Bancolombia - FEBANC and Fundacion Bancolombia, (together, the “Sellers”), transferred to Almacenes Éxito S.A (“Almacenes Exito”) and Almacenes Éxito Inversiones S.A.S (together, the “Buyers”) 50% of the shares of Compañia de Financiamiento Tuya S.A (“Tuya”), entered into effect. The total purchase price of the transaction was COP 79,017.

As a result of this transaction:

1.	Tuya is jointly controlled by the strategic partners since October 30, 2016.

2.	Tuya’s shares formerly owned by the Bank will now be owned by Bancolombia S.A. and its subsidiaries Banca de Inversión Bancolombia S.A. Corporación Financiera and BIBA Inmobiliaria SAS.

3.
Tuya’s assets and liabilities were derecognized at their carrying amounts at October 31, 2016, which is considered the date when the Bank’s control was lost. Likewise the Bank recognized the fair value of the non-controlling interest in Tuya amounting to COP 343,108 as a joint venture. The fair value of the consideration received amounted to COP 79,017 and as a result of this transaction the Bank recognized an income by COP 263,770 (associated with the remeasurement of the fair value) in the statement of income in the line “Income from discontinued operations”, and the related occasional earning tax amounted to COP 659 and the deferred income tax amounted to COP 99,614.

Analysis of the results of discontinued operations:

Results of operations as of October 31, 2016 and as of December 31, 2015, recognized in the Consolidated Statement of Income as Net income from discontinued operations, are the following:

	Ten months ended October 31, 2016	Year ended December 31, 2015
In millons of COP
Interest income on loans	408,233	403,382
Overnight and market funds	320	53
Interest and valuation on investment	1,246	698
Total interest and valuation	409,799	404,133
Interest expense	(106,110)	(74,919)
Net margin on financial instruments	303,689	329,214
Credit impairment charges on loans, net	(323,290)	(324,309)
Net interest and valuation income after provision for loans and financial leases	(19,601)	4,905
Fees and other service income, net	244,193	235,806
Other operating income	1,365	267
Total income, net	225,957	240,978
Total operating expenses	(221,310)	(219,532)
Profit before tax	4,647	21,446
Income tax	(2,961)	1,067
Net income from discontinued operations	1,686	22,513

Assets classified as held for sale

At December 31, 2015 Compañía de financiamiento Tuya was composed of assets and liabilities as presented below:

December 31, 2015
In millions of COP
Assets
Cash and balances at central bank	207,963
Financial assets investments	31,265
Loans and advances to customers	1,831,773
Allowance for loan and lease losses	(351,375)
Intangible assets	2,267
Premises and equipment	5,746
Prepayments	724
Tax receivables	11,152
Deferred tax	32,726
Other assets	48,738
Total Assets	1,820,979
Liabilities
Deposit from customers	1,266,305
Borrowings from other financial institutions	378
Debt securities in issue	150,032
Currrent Tax	1,535
Deferred tax liabilities	28,503
Other liabilities	158,380
Total liabilities	1,605,133
Net assets classified as held for sale	215,846

Cash flow from discontinued operations

For the year ended December 31, 2015 Compañía de Financiamiento Tuya S.A. had the following cash flows:

2015
In millions of COP
Cash flows provided by operating activities:
Net Income	22,508
Total net income adjustments	308,945
Net changes of assets and liabilities	(243,153)
Net cash provided by operating activities	88,300
Cash flows provided by (used in) investing activities:
Net cash provided by (used in) investing activities	12,259
Cash flows used in financing activities:
Net cash used in financing activities	(42,823)
Net increased in cash	57,736
Cash at the beginning of the year	150,225
Cash at the end of the year	207,961